Leases - Future minimum lease payments under noncancelable operating leases with remaining terms exceeding one year (Detail) ¥ in Millions	Sep. 30, 2018 JPY (¥)
Leases [Abstract]
Total minimum lease payments	¥ 118,902
Less: Sublease rental income	(11,466)
Net minimum lease payments	¥ 107,436